Investment Objectives and Goals - Simplify Gold Strategy ETF	Aug. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY GOLD STRATEGY ETF (formerly Simplify Gold Strategy PLUS Income ETF)
Objective, Primary [Text Block]	Investment Objective: The Simplify Gold Strategy ETF (the “Fund” or “YGLD”) seeks income and capital appreciation.